Vanguard® Explorer Value Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.5%)
Communication Services (4.8%)
*	Sphere Entertainment Co.	178,691	15,116
*	Madison Square Garden Entertainment Corp.	193,918	9,593
	Omnicom Group Inc.	92,852	6,650
*	Madison Square Garden Sports Corp.	26,035	5,937
*	Manchester United plc Class A	288,136	4,581
	National CineMedia Inc.	760,794	3,279
	Paramount Skydance Corp. Class B	133,029	2,131
			47,287
Consumer Discretionary (15.8%)
	OneSpaWorld Holdings Ltd.	845,136	17,258
*	Mattel Inc.	725,546	15,323
*	Norwegian Cruise Line Holdings Ltd.	673,455	12,432
*	Adtalem Global Education Inc.	133,421	12,349
	Boyd Gaming Corp.	103,911	8,656
	ADT Inc.	905,926	7,474
	Steven Madden Ltd.	156,978	6,559
	American Eagle Outfitters Inc.	316,441	6,455
	Gentex Corp.	272,090	6,212
*	Mohawk Industries Inc.	52,018	6,029
	Leggett & Platt Inc.	557,286	5,718
	Phinia Inc.	99,091	5,360
*	Malibu Boats Inc. Class A	177,107	5,028
*	Asbury Automotive Group Inc.	21,220	4,935
	Perdoceo Education Corp.	167,216	4,675
	Monarch Casino & Resort Inc.	44,966	4,343
	Sturm Ruger & Co. Inc.	133,970	4,035
	Kontoor Brands Inc.	53,545	3,981
*	LGI Homes Inc.	75,319	3,918
*	Helen of Troy Ltd.	204,202	3,870
	LCI Industries	32,034	3,641
	Carter's Inc.	110,755	3,534
	Cracker Barrel Old Country Store Inc.	70,997	2,051
	Cheesecake Factory Inc.	30,435	1,451
*	Leslie's Inc.	108,548	322
			155,609
Consumer Staples (1.5%)
	J M Smucker Co.	52,444	5,463
*	Darling Ingredients Inc.	127,696	4,675
	Energizer Holdings Inc.	242,887	4,428
			14,566
Energy (2.6%)
	Core Laboratories Inc.	396,776	5,991
	Select Water Solutions Inc.	526,780	5,321
	Weatherford International plc	62,024	4,639
*	Tidewater Inc.	80,718	4,360
	Matador Resources Co.	93,458	3,963
	Atlas Energy Solutions Inc.	209,536	1,806
			26,080
Financials (24.6%)
	First American Financial Corp.	245,630	16,153
	Affiliated Managers Group Inc.	55,368	14,885
	Carlyle Group Inc.	220,220	12,009
	Northern Trust Corp.	84,376	11,082
	Lazard Inc.	153,818	7,768
	Popular Inc.	64,009	7,342
	Wintrust Financial Corp.	54,377	7,288
	BOK Financial Corp.	60,857	6,854
*	WEX Inc.	45,040	6,682

		Shares	Market Value ($000)
	Cadence Bank	166,401	6,629
	Radian Group Inc.	178,144	6,333
	Home BancShares Inc.	220,666	6,192
	First BanCorp (XNYS)	306,149	6,053
	Webster Financial Corp.	101,179	6,030
	Eastern Bankshares Inc.	312,191	5,878
	CVB Financial Corp.	292,641	5,759
	Bread Financial Holdings Inc.	83,105	5,629
	WSFS Financial Corp.	100,493	5,608
	First Interstate BancSystem Inc. Class A	170,375	5,595
	Atlantic Union Bankshares Corp.	160,489	5,429
	FNB Corp.	318,931	5,307
	Renasant Corp.	149,485	5,298
	Simmons First National Corp. Class A	281,311	5,218
	Columbia Banking System Inc.	187,854	5,207
*	NMI Holdings Inc.	133,009	5,074
	First Hawaiian Inc.	202,655	5,050
	Kemper Corp.	120,607	4,911
	Bank OZK	106,275	4,891
*	EZCorp. Inc. Class A	252,684	4,872
	PROG Holdings Inc.	167,223	4,813
	Navient Corp.	386,263	4,790
	WaFd Inc.	142,990	4,527
	FB Financial Corp.	77,840	4,348
	BankUnited Inc.	98,213	4,244
	Rithm Capital Corp.	365,089	4,195
	Hope Bancorp Inc.	355,515	3,776
*	Donnelley Financial Solutions Inc.	72,341	3,549
	Perella Weinberg Partners	118,330	2,161
	DigitalBridge Group Inc.	198,417	1,927
	Federal Agricultural Mortgage Corp. Class C	9,400	1,614
	Evercore Inc. Class A	4,766	1,525
			242,495
Health Care (6.9%)
*	Envista Holdings Corp.	438,558	9,166
	Labcorp Holdings Inc.	28,055	7,541
*	Charles River Laboratories International Inc.	41,722	7,432
*	Prestige Consumer Healthcare Inc.	120,932	7,202
*	Elanco Animal Health Inc. (XNYS)	245,086	5,703
*	Bio-Rad Laboratories Inc. Class A	16,134	5,241
*	Omnicell Inc.	140,275	5,121
*	QuidelOrtho Corp.	182,732	4,998
*	Integra LifeSciences Holdings Corp.	358,799	4,707
*	Veradigm Inc.	732,048	3,660
*	Pacira BioSciences Inc.	140,378	3,309
*	Merit Medical Systems Inc.	27,714	2,400
*	Varex Imaging Corp.	166,428	1,926
			68,406
Industrials (16.3%)
	Brink's Co.	145,030	16,291
	Kennametal Inc.	482,275	13,349
*	Resideo Technologies Inc.	328,778	10,847
*	Generac Holdings Inc.	56,170	8,517
*	Amentum Holdings Inc.	242,856	6,953
*	Middleby Corp.	49,385	5,837
	nVent Electric plc	52,896	5,674
	Masco Corp.	87,192	5,656
	MillerKnoll Inc.	346,713	5,489
	MSC Industrial Direct Co. Inc. Class A	59,427	5,287
	FTAI Aviation Ltd.	30,482	5,281
	KBR Inc.	126,155	5,200
	Air Lease Corp.	78,564	5,023
*	Spirit AeroSystems Holdings Inc. Class A	135,633	4,982
	Granite Construction Inc.	46,000	4,946
	Timken Co.	55,355	4,505
	Loomis AB	109,650	4,420
	Interface Inc.	152,622	4,260
*	CoreCivic Inc.	225,617	4,073
*	AAR Corp.	48,407	4,028

		Shares	Market Value ($000)
	TriNet Group Inc.	66,188	3,879
	EnerSys	24,012	3,436
	WESCO International Inc.	11,690	3,126
	Snap-on Inc.	9,025	3,069
*	ATI Inc.	29,585	2,982
*	Gibraltar Industries Inc.	59,442	2,970
	Alight Inc. Class A	1,216,063	2,809
	Simpson Manufacturing Co. Inc.	15,016	2,513
*	Everus Construction Group Inc.	25,785	2,371
	Applied Industrial Technologies Inc.	6,523	1,688
*	OPENLANE Inc.	49,385	1,256
			160,717
Information Technology (7.9%)
*	Keysight Technologies Inc.	38,575	7,636
*	Sanmina Corp.	41,535	6,486
	MKS Inc.	38,477	6,018
	TD SYNNEX Corp.	38,556	5,879
	Belden Inc.	47,810	5,422
*	Zebra Technologies Corp. Class A	20,836	5,266
	Silicon Motion Technology Corp. ADR	58,205	5,178
*	Ichor Holdings Ltd.	258,931	4,350
*	Cohu Inc.	178,337	4,337
	Adeia Inc.	327,825	4,055
*	Arrow Electronics Inc.	36,996	3,996
*	Ultra Clean Holdings Inc.	150,952	3,828
*	NCR Voyix Corp.	362,371	3,664
*	Diodes Inc.	78,245	3,616
*	Xperi Inc.	558,261	3,232
*	Insight Enterprises Inc.	33,268	2,880
	Jabil Inc.	8,006	1,687
			77,530
Materials (4.7%)
	Sonoco Products Co.	173,419	7,313
	Kaiser Aluminum Corp.	61,246	5,883
	Quaker Chemical Corp.	41,933	5,780
	Eagle Materials Inc.	24,052	5,381
*	Axalta Coating Systems Ltd.	176,928	5,331
	Silgan Holdings Inc.	112,941	4,477
*	Knife River Corp.	52,359	3,919
	Ashland Inc.	73,388	3,882
	Mativ Holdings Inc.	255,201	3,187
	Graphic Packaging Holding Co.	84,663	1,370
			46,523
Other (1.1%)
[1]	Vanguard S&P Small-Cap 600 Value ETF	114,815	11,179
Real Estate (7.6%)
*	Jones Lang LaSalle Inc.	36,529	11,897
	Agree Realty Corp.	83,185	6,257
	Pebblebrook Hotel Trust	482,894	5,476
	STAG Industrial Inc.	137,167	5,388
	First Industrial Realty Trust Inc.	92,467	5,293
	Independence Realty Trust Inc.	308,352	5,288
	Essential Properties Realty Trust Inc.	166,997	5,287
	Piedmont Realty Trust Inc.	571,198	4,992
	LXP Industrial Trust	100,201	4,860
	National Storage Affiliates Trust	164,174	4,835
*	Cushman & Wakefield Ltd.	282,741	4,736
	Sila Realty Trust Inc.	197,703	4,729
	COPT Defense Properties	120,267	3,696
*	CBRE Group Inc. Class A	15,218	2,463
			75,197
Utilities (2.7%)
	MDU Resources Group Inc.	375,163	7,999
	Unitil Corp.	139,980	7,031
	Spire Inc.	72,834	6,457

		Shares	Market Value ($000)
	UGI Corp.	120,122	4,751
			26,238
Total Common Stocks (Cost $825,525)			951,827
Temporary Cash Investments (3.3%)
Money Market Fund (3.3%)
[2]	Vanguard Market Liquidity Fund, 4.024% (Cost $33,115)	331,186	33,119
Total Investments (99.8%) (Cost $858,640)			984,946
Other Assets and Liabilities—Net (0.2%)			1,771
Net Assets (100%)			986,717
Cost is in $000.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	163	20,417	530
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	947,407	4,420	—	951,827
Temporary Cash Investments	33,119	—	—	33,119
Total	980,526	4,420	—	984,946
Derivative Financial Instruments
Assets
Futures Contracts[1]	530	—	—	530
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
D.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Aug. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Nov. 30, 2025 Market Value ($000)
Vanguard Market Liquidity Fund	37,366	NA1	NA1	—	3	369	—	33,119
Vanguard S&P Small-Cap 600 Value ETF	8,129	9,066	6,428	107	305	45	—	11,179
Total	45,495	9,066	6,428	107	308	414	—	44,298
1	Not applicable—purchases and sales are for temporary cash investment purposes.